Consolidated Investment Entities (Details) (USD $) In Millions, unless otherwise specified																															3 Months Ended	4 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 VOEs limited_partnerships	Dec. 31, 2013 Consolidated investment entities Collateral fund	Dec. 31, 2012 Consolidated investment entities Collateral fund	Dec. 31, 2013 Consolidated investment entities VOEs	Dec. 31, 2012 Consolidated investment entities VOEs	Dec. 31, 2013 Consolidated investment entities VOEs Cash and cash equivalents	Dec. 31, 2012 Consolidated investment entities VOEs Cash and cash equivalents	Dec. 31, 2013 Consolidated investment entities VOEs Limited Partnerships/Corporations	Dec. 31, 2012 Consolidated investment entities VOEs Limited Partnerships/Corporations	Dec. 31, 2013 Consolidated investment entities VOEs Other Assets	Dec. 31, 2012 Consolidated investment entities VOEs Other Assets	Dec. 31, 2013 Consolidated investment entities VOEs Other Liabilities	Dec. 31, 2012 Consolidated investment entities VOEs Other Liabilities	Dec. 31, 2013 Consolidated investment entities VIEs	Dec. 31, 2012 Consolidated investment entities VIEs	Dec. 31, 2013 Consolidated investment entities VIEs Cash and cash equivalents	Dec. 31, 2012 Consolidated investment entities VIEs Cash and cash equivalents	Dec. 31, 2013 Consolidated investment entities VIEs Corporate Loans	Dec. 31, 2012 Consolidated investment entities VIEs Corporate Loans	Dec. 31, 2013 Consolidated investment entities VIEs Other Assets	Dec. 31, 2012 Consolidated investment entities VIEs Other Assets	Dec. 31, 2013 Consolidated investment entities VIEs Collateralized Debt Obligations	Dec. 31, 2012 Consolidated investment entities VIEs Collateralized Debt Obligations	Dec. 31, 2013 Consolidated investment entities VIEs Other Liabilities	Dec. 31, 2012 Consolidated investment entities VIEs Other Liabilities	Dec. 31, 2013 Securities Lenders	Dec. 31, 2012 Securities Lenders	Dec. 31, 2012 ING Bank	Jun. 30, 2012 Agreements to Sell Certain General Account Private Equity Limited Partnership Interest Holdings	Oct. 29, 2012 Agreements to Sell Certain General Account Private Equity Limited Partnership Interest Holdings tranche	Mar. 31, 2012 Agreements to Sell Certain General Account Private Equity Limited Partnership Interest Holdings	Dec. 31, 2013 KCL Master Trust Karson	Dec. 31, 2012 KCL Master Trust Karson	Dec. 31, 2012 KCL Master Trust ING Bank
Variable Interest Entity [Line Items]
Consolidated funds				35	35
Number of limited partnerships			35
Investments	$ 87,050.8	$ 95,487.6		$ 654.0	$ 600.0
Consolidated collateral loan obligations				12	9
Investments, carrying value																																	812.2
Gain (loss) on sale of investments																															(91.9)
Sale transaction, number of tranches																																2
Loaned securities, fair value																																		1,500.0	2,800.0	825.0
Letters of vredit and other liquidity obligations																												1,500.0	2,800.0	825.0
Assets of consolidated investment entities				8,999.4	6,965.6	3,308.5	3,045.7	68.2	80.2	3,218.6	2,931.2	21.7	34.3			5,690.9	3,919.9	642.5	360.6	4,965.3	3,559.3	83.1	0
Liabilities of consolidated investment entities				$ 6,064.9	$ 4,121.8	$ 435.3	$ 292.4							$ 435.3	$ 292.4	$ 5,629.6	$ 3,829.4							$ 5,161.6	$ 3,829.4	$ 468.0	$ 0